Vanguard® Institutional Short-Term Bond Fund
Schedule of Investments (unaudited)
As of December 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
U.S. Government and Agency Obligations (26.5%)
U.S. Government Securities (26.4%)
	United States Treasury Note/Bond	1.500%	2/15/25	97,512	94,099
	United States Treasury Note/Bond	4.625%	2/28/25	189,016	188,868
	United States Treasury Note/Bond	1.750%	3/15/25	137,598	132,954
	United States Treasury Note/Bond	3.875%	3/31/25	234,841	232,786
[1]	United States Treasury Note/Bond	2.625%	4/15/25	75,000	73,148
	United States Treasury Note/Bond	2.750%	5/15/25	30,000	29,283
[2]	United States Treasury Note/Bond	0.250%	5/31/25	150,000	141,258
	United States Treasury Note/Bond	4.250%	5/31/25	189,000	188,291
	United States Treasury Note/Bond	2.875%	6/15/25	123,266	120,473
	United States Treasury Note/Bond	4.750%	7/31/25	120,903	121,470
	United States Treasury Note/Bond	0.250%	8/31/25	20,000	18,675
	United States Treasury Note/Bond	5.000%	8/31/25	131,511	132,744
	United States Treasury Note/Bond	5.000%	9/30/25	187,500	189,434
	United States Treasury Note/Bond	4.250%	10/15/25	50,000	49,914
	United States Treasury Note/Bond	5.000%	10/31/25	95,000	96,099
	United States Treasury Note/Bond	0.375%	1/31/26	12,000	11,085
	United States Treasury Note/Bond	4.625%	11/15/26	20,000	20,322
					1,840,903
Nonconventional Mortgage-Backed Securities (0.1%)
[3]	Ginnie Mae REMICS	2.500%	9/20/51	668	434
[3]	Ginnie Mae REMICS	3.000%	11/20/51–12/20/51	6,660	5,043
					5,477
Total U.S. Government and Agency Obligations (Cost $1,837,718)					1,846,380
Asset-Backed/Commercial Mortgage-Backed Securities (33.5%)
[3]	Ally Auto Receivables Trust Series 2022-1	3.450%	6/15/27	5,930	5,767
[3]	Ally Auto Receivables Trust Series 2023-1	5.460%	5/15/28	13,520	13,682
[3]	Ally Auto Receivables Trust Series 2023-1	5.270%	11/15/28	2,900	2,942
[3]	American Express Credit Account Master Trust Series 2023-1	4.870%	5/15/28	30,860	31,098
[3]	American Express Credit Account Master Trust Series 2023-2	4.800%	5/15/30	29,220	29,569
[3]	American Express Credit Account Master Trust Series 2023-4	5.150%	9/15/30	19,210	19,763
[3,4]	ARI Fleet Lease Trust Series 2022-A	3.120%	1/15/31	2,954	2,927
[3,4]	ARI Fleet Lease Trust Series 2022-A	3.430%	1/15/31	4,150	4,052
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2021-2A	1.660%	2/20/28	5,420	4,865
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-5A	5.780%	4/20/28	12,800	12,934

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-7A	5.900%	8/21/28	4,500	4,596
[3,4]	Avis Budget Rental Car Funding AESOP LLC Series 2023-8A	6.020%	2/20/30	7,270	7,488
[3]	BA Credit Card Trust Series 2023-A1	4.790%	5/15/28	27,460	27,550
[3]	BA Credit Card Trust Series 2023-A2	4.980%	11/15/28	26,600	26,875
[3]	BANK Series 2017-BNK6	3.254%	7/15/60	440	414
[3]	BANK Series 2017-BNK6	3.518%	7/15/60	420	398
[3]	BANK Series 2017-BNK7	3.435%	9/15/60	280	264
[3]	BANK Series 2017-BNK8	3.488%	11/15/50	1,120	1,008
[3]	BANK Series 2018-BNK10	3.641%	2/15/61	314	303
[3]	BANK Series 2019-BNK19	3.183%	8/15/61	470	403
[3]	BANK Series 2019-BNK20	3.011%	9/15/62	100	85
[3]	BANK Series 2020-BNK30	1.673%	12/15/53	700	607
[3,4]	Bank of America Auto Trust Series 2023-1A	5.530%	2/15/28	21,360	21,620
[3,4]	Bank of America Auto Trust Series 2023-1A	5.390%	7/16/29	5,940	6,033
[3,4]	Bank of America Auto Trust Series 2023-2A	5.660%	11/15/29	5,590	5,722
[3]	Bank of America Merrill Lynch Commercial Mortgage Trust Series 2017-BNK3	3.574%	2/15/50	160	152
[3]	BBCMS Mortgage Trust Series 2022-C16	4.021%	6/15/55	696	677
[3]	BBCMS Mortgage Trust Series 2023-5C23	6.675%	12/15/56	290	309
[3]	Benchmark Mortgage Trust Series 2018-B1	3.666%	1/15/51	530	496
[3]	Benchmark Mortgage Trust Series 2018-B8	3.963%	1/15/52	400	378
[3]	Benchmark Mortgage Trust Series 2020-B19	1.745%	9/15/53	1,000	867
[3]	Benchmark Mortgage Trust Series 2020-B21	1.798%	12/17/53	600	524
[3]	BMW Vehicle Lease Trust Series 2023-2	5.980%	2/25/27	12,300	12,461
[3]	BMW Vehicle Owner Trust Series 2022-A	3.440%	12/26/28	14,200	13,805
[3]	BMW Vehicle Owner Trust Series 2023-A	5.470%	2/25/28	10,770	10,906
[3]	BMW Vehicle Owner Trust Series 2023-A	5.250%	11/26/29	3,480	3,535
[3,4]	BPR Trust Series 2023-BRK2	6.899%	11/5/28	1,300	1,361
[3]	Capital One Multi-Asset Execution Trust Series 2019-A3	2.060%	8/15/28	13,103	12,283
[3]	Capital One Multi-Asset Execution Trust Series 2022-A3	4.950%	10/15/27	38,580	38,741
[3]	Capital One Multi-Asset Execution Trust Series 2023-A1	4.420%	5/15/28	33,080	32,943
[3]	Capital One Prime Auto Receivables Trust Series 2021-1	1.040%	4/15/27	4,770	4,474
[3]	Capital One Prime Auto Receivables Trust Series 2022-2	3.690%	12/15/27	14,330	13,926
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.870%	2/15/28	21,340	21,342
[3]	Capital One Prime Auto Receivables Trust Series 2023-1	4.760%	8/15/28	9,940	9,918
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.820%	6/15/28	19,200	19,664
[3]	Capital One Prime Auto Receivables Trust Series 2023-2	5.740%	11/15/28	12,700	13,066
[3]	CarMax Auto Owner Trust Series 2021-2	0.810%	12/15/26	7,160	6,768
[3]	CarMax Auto Owner Trust Series 2022-1	1.700%	8/16/27	18,560	17,430
[3]	CarMax Auto Owner Trust Series 2022-2	3.620%	9/15/27	11,400	11,103

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	CarMax Auto Owner Trust Series 2023-1	4.650%	1/16/29	6,020	5,985
[3]	CarMax Auto Owner Trust Series 2023-2	5.050%	1/18/28	12,360	12,383
[3]	CarMax Auto Owner Trust Series 2023-2	5.010%	11/15/28	3,280	3,296
[3]	CarMax Auto Owner Trust Series 2023-3	5.280%	5/15/28	10,830	10,953
[3]	CarMax Auto Owner Trust Series 2023-3	5.260%	2/15/29	8,230	8,337
[3]	CarMax Auto Owner Trust Series 2023-4	5.960%	5/15/29	12,300	12,795
[3]	Carvana Auto Receivables Trust Series 2020-P1	0.610%	10/8/26	3,729	3,624
[3]	Carvana Auto Receivables Trust Series 2021-P3	0.700%	11/10/26	7,970	7,774
[3]	Carvana Auto Receivables Trust Series 2021-P3	1.030%	6/10/27	5,590	5,146
[3]	Carvana Auto Receivables Trust Series 2022-P1	3.350%	2/10/27	14,719	14,432
[3,4]	CCG Receivables Trust Series 2023-2	6.280%	4/14/32	5,380	5,472
[3]	CD Mortgage Trust Series 2016-CD1	2.724%	8/10/49	540	494
[3]	CD Mortgage Trust Series 2017-CD5	3.684%	8/15/50	4,708	4,322
[3]	CD Mortgage Trust Series 2017-CD6	3.709%	11/13/50	250	224
[3]	CD Mortgage Trust Series 2018-CD7	4.013%	8/15/51	796	757
[3]	CFCRE Commercial Mortgage Trust Series 2016-C4	3.283%	5/10/58	472	446
[3,4]	Chesapeake Funding II LLC Series 2020-1A	0.870%	8/15/32	1,595	1,579
[3]	Citibank Credit Card Issuance Trust Series 2023-A1	5.230%	12/8/27	13,730	13,850
[3]	Citigroup Commercial Mortgage Trust Series 2014-GC21	3.855%	5/10/47	1,054	1,048
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC31	3.762%	6/10/48	850	817
[3]	Citigroup Commercial Mortgage Trust Series 2015-GC35	3.549%	11/10/48	4,800	4,652
[3]	Citigroup Commercial Mortgage Trust Series 2016-GC36	3.349%	2/10/49	570	549
[3]	Citigroup Commercial Mortgage Trust Series 2017-C4	3.471%	10/12/50	520	484
[3]	Citigroup Commercial Mortgage Trust Series 2017-P8	3.203%	9/15/50	800	749
[3]	Citigroup Commercial Mortgage Trust Series 2018-C5	4.228%	6/10/51	230	221
[3,4]	Citizens Auto Receivables Trust Series 2023-1	5.840%	1/18/28	15,560	15,787
[3,4]	Citizens Auto Receivables Trust Series 2023-1	5.780%	10/15/30	10,940	11,195
[3]	CNH Equipment Trust Series 2022-A	2.940%	7/15/27	10,960	10,669
[3]	CNH Equipment Trust Series 2022-A	3.030%	3/15/29	9,390	9,002
[3]	CNH Equipment Trust Series 2022-B	3.890%	8/16/27	10,540	10,355
[3]	CNH Equipment Trust Series 2022-B	3.910%	3/15/28	5,460	5,315
[3]	CNH Equipment Trust Series 2023-A	4.810%	8/15/28	8,510	8,481
[3]	CNH Equipment Trust Series 2023-A	4.770%	10/15/30	3,090	3,073
[3]	CNH Equipment Trust Series 2023-B	5.600%	2/15/29	19,280	19,816
[3]	CSAIL Commercial Mortgage Trust Series 2015-C4	3.808%	11/15/48	1,500	1,445
[3]	CSAIL Commercial Mortgage Trust Series 2016-C7	3.502%	11/15/49	900	848
[3]	CSAIL Commercial Mortgage Trust Series 2017-C8	3.392%	6/15/50	1,240	1,142
[3]	DBJPM Mortgage Trust Series 2017-C6	3.328%	6/10/50	740	689
[3,4]	Dell Equipment Finance Trust Series 2023-1	5.650%	9/22/28	24,840	25,034

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Discover Card Execution Note Trust Series 2022-A4	5.030%	10/15/27	22,705	22,809
[3]	Discover Card Execution Note Trust Series 2023-A1	4.310%	3/15/28	100,230	99,529
[3]	Discover Card Execution Note Trust Series 2023-A2	4.930%	6/15/28	37,090	37,387
[3,4]	DLLAA LLC Series 2023-1A	5.640%	2/22/28	7,490	7,634
[3,4]	DLLAA LLC Series 2023-1A	5.730%	10/20/31	4,240	4,341
[3,4]	DLLMT LLC Series 2021-1A	1.240%	6/20/29	4,890	4,658
[3,4]	DLLST LLC Series 2022-1A	3.690%	9/20/28	3,060	3,008
[3,4,5]	Edsouth Indenture No. 9 LLC Series 2015-1, SOFR30A + 0.914%	6.252%	10/25/56	230	227
[3,4]	Enterprise Fleet Financing LLC Series 2020-2	0.610%	7/20/26	521	520
[3,4]	Enterprise Fleet Financing LLC Series 2021-3	0.770%	8/20/27	3,727	3,638
[3,4]	Enterprise Fleet Financing LLC Series 2023-3	6.410%	6/20/30	4,370	4,522
[3]	Fifth Third Auto Trust Series 2023-1	5.520%	2/17/31	13,000	13,235
[3]	First National Master Note Trust Series 2023-1	5.130%	4/15/29	19,250	19,321
[3]	First National Master Note Trust Series 2023-2	5.770%	9/15/29	5,450	5,574
[3]	FIVE Mortgage Trust Series 2023-V1	5.668%	2/10/56	300	305
[3]	Ford Credit Auto Lease Trust Series 2023-B	5.870%	1/15/27	7,360	7,443
[3,4]	Ford Credit Auto Owner Trust Series 2022-1	3.880%	11/15/34	17,480	17,013
[3]	Ford Credit Auto Owner Trust Series 2022-A	1.560%	5/15/27	18,150	17,093
[3]	Ford Credit Auto Owner Trust Series 2022-B	3.930%	8/15/27	8,900	8,758
[3]	Ford Credit Auto Owner Trust Series 2022-D	5.300%	3/15/28	8,570	8,662
[3,4]	Ford Credit Auto Owner Trust Series 2023-1	4.850%	8/15/35	23,010	23,102
[3,4]	Ford Credit Auto Owner Trust Series 2023-2	5.280%	2/15/36	12,720	13,004
[3]	Ford Credit Auto Owner Trust Series 2023-A	4.560%	12/15/28	18,480	18,392
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.230%	5/15/28	16,610	16,787
[3]	Ford Credit Auto Owner Trust Series 2023-B	5.060%	2/15/29	4,850	4,908
[3]	Ford Credit Auto Owner Trust Series 2023-C	5.490%	5/15/29	9,440	9,675
[3,4]	Ford Credit Floorplan Master Owner Trust A Series 2023-1	4.920%	5/15/28	26,120	26,110
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.050%	7/20/26	13,550	13,553
[3]	GM Financial Automobile Leasing Trust Series 2023-2	5.090%	5/20/27	3,750	3,743
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-3	0.730%	8/16/27	6,690	6,226
[3]	GM Financial Consumer Automobile Receivables Trust Series 2021-4	0.990%	10/18/27	7,000	6,489
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-1	1.510%	4/17/28	13,020	12,196
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-2	3.250%	4/17/28	13,910	13,441

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	GM Financial Consumer Automobile Receivables Trust Series 2022-4	4.880%	8/16/28	8,270	8,273
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.660%	2/16/28	19,440	19,367
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-1	4.590%	7/17/28	3,330	3,314
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-2	4.430%	10/16/28	12,085	11,986
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.450%	6/16/28	12,510	12,703
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-3	5.340%	12/18/28	6,970	7,096
[3]	GM Financial Consumer Automobile Receivables Trust Series 2023-4	5.780%	8/16/28	8,000	8,192
[3,4]	GM Financial Revolving Receivables Trust Series 2023-1	5.120%	4/11/35	15,710	15,919
[3,4]	GM Financial Revolving Receivables Trust Series 2023-2	5.770%	8/11/36	17,210	17,934
[3,4]	GMF Floorplan Owner Revolving Trust Series 2023-1	5.340%	6/15/28	14,830	14,982
[3,4]	GMF Floorplan Owner Revolving Trust Series 2023-2	5.340%	6/15/30	10,480	10,712
[3,4]	Golden Credit Card Trust Series 2021-1A	1.140%	8/15/28	12,890	11,724
[3]	GS Mortgage Securities Trust Series 2015-GC34	3.244%	10/10/48	3,651	3,520
[3]	GS Mortgage Securities Trust Series 2015-GS1	3.470%	11/10/48	4,800	4,629
[3]	GS Mortgage Securities Trust Series 2018-GS10	4.155%	7/10/51	250	236
[3]	GS Mortgage Securities Trust Series 2019-GC42	3.001%	9/10/52	500	446
[3]	GS Mortgage Securities Trust Series 2020-GSA2	2.012%	12/12/53	1,360	1,090
[3]	Harley-Davidson Motorcycle Trust Series 2022-A	3.260%	1/15/30	11,160	10,856
[3]	Harley-Davidson Motorcycle Trust Series 2023-A	5.050%	12/15/27	14,660	14,624
[3]	Harley-Davidson Motorcycle Trust Series 2023-B	5.780%	4/15/31	7,010	7,216
[3,4]	Hertz Vehicle Financing LLC Series 2022-2A	2.330%	6/26/28	6,992	6,343
[3,4]	Hertz Vehicle Financing III LLC Series 2022-1A	1.990%	6/25/26	12,330	11,789
[3,4]	Hertz Vehicle Financing III LLC Series 2023-3A	5.940%	2/25/28	8,200	8,356
[3]	Honda Auto Receivables Owner Trust Series 2022-2	3.760%	12/18/28	6,080	5,951
[3]	Honda Auto Receivables Owner Trust Series 2023-1	4.970%	6/21/29	14,270	14,378
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.930%	11/15/27	14,480	14,546
[3]	Honda Auto Receivables Owner Trust Series 2023-2	4.910%	9/17/29	6,950	6,972
[3]	Honda Auto Receivables Owner Trust Series 2023-3	5.300%	12/18/29	8,750	8,885
[3,4]	Hyundai Auto Lease Securitization Trust Series 2023-C	5.840%	9/15/27	4,710	4,786
[3]	Hyundai Auto Receivables Trust Series 2021-C	1.030%	12/15/27	1,790	1,677
[3]	Hyundai Auto Receivables Trust Series 2022-A	2.350%	4/17/28	14,750	14,068

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Hyundai Auto Receivables Trust Series 2023-A	4.480%	7/17/28	11,190	11,096
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.480%	4/17/28	10,930	11,083
[3]	Hyundai Auto Receivables Trust Series 2023-B	5.310%	8/15/29	3,480	3,544
[3]	Hyundai Auto Receivables Trust Series 2023-C	5.550%	12/17/29	6,980	7,170
[3]	John Deere Owner Trust Series 2022-A	2.490%	1/16/29	26,445	25,335
[3]	John Deere Owner Trust Series 2023-B	5.180%	3/15/28	8,660	8,743
[3]	John Deere Owner Trust Series 2023-B	5.110%	5/15/30	4,770	4,809
[3]	John Deere Owner Trust Series 2023-C	5.390%	8/15/30	8,460	8,668
[3]	JP Morgan Chase Commercial Mortgage Securities Trust Series 2016-JP3	2.870%	8/15/49	900	833
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C18	4.079%	2/15/47	745	734
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C21	3.493%	8/15/47	100	99
[3]	JPMBB Commercial Mortgage Securities Trust Series 2014-C26	3.494%	1/15/48	1,654	1,610
[3]	JPMBB Commercial Mortgage Securities Trust Series 2015-C32	3.598%	11/15/48	300	285
[3]	JPMDB Commercial Mortgage Securities Trust Series 2018-C8	4.211%	6/15/51	230	217
[3,4]	Kubota Credit Owner Trust Series 2022-1A	2.670%	10/15/26	18,060	17,523
[3,4]	Kubota Credit Owner Trust Series 2022-1A	2.780%	2/15/28	10,320	9,843
[3,4]	Kubota Credit Owner Trust Series 2023-1A	5.070%	2/15/29	4,560	4,554
[3,4]	Kubota Credit Owner Trust Series 2023-2A	5.280%	1/18/28	7,440	7,533
[3,4]	Kubota Credit Owner Trust Series 2023-2A	5.230%	6/15/28	3,450	3,485
[3,4]	Master Credit Card Trust II Series 2023-1A	4.700%	6/21/27	14,030	13,999
[3]	Mercedes-Benz Auto Lease Trust Series 2023-A	4.710%	2/15/29	13,110	12,970
[3]	Mercedes-Benz Auto Receivables Trust Series 2022-1	5.250%	2/15/29	7,500	7,588
[3]	Mercedes-Benz Auto Receivables Trust Series 2023-1	4.310%	4/16/29	7,190	7,112
[3,4]	MMAF Equipment Finance LLC Series 2020-A	0.970%	4/9/27	17,388	16,513
[3,4]	MMAF Equipment Finance LLC Series 2020-BA	0.850%	4/14/42	8,340	7,893
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C20	3.249%	2/15/48	1,690	1,643
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C23	3.719%	7/15/50	1,450	1,404
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C24	3.479%	5/15/48	3,942	3,816
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C25	3.635%	10/15/48	200	192
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2015-C27	3.473%	12/15/47	4,540	4,433
[3]	Morgan Stanley Bank of America Merrill Lynch Trust Series 2017-C34	3.536%	11/15/52	460	426
[3]	Morgan Stanley Capital I Series 2017-HR2	3.509%	12/15/50	145	140

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Morgan Stanley Capital I Trust Series 2015-MS1	3.510%	5/15/48	4,390	4,245
[3]	Morgan Stanley Capital I Trust Series 2016-UBS9	3.594%	3/15/49	900	859
[3,4,5]	Navient Student Loan Trust Series 2023-BA, SOFR30A + 1.700%	7.038%	3/15/72	2,501	2,498
[3,4]	Navistar Financial Dealer Note Master Owner Trust II Series 2023-1	6.180%	8/25/28	6,700	6,753
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.910%	11/15/27	22,460	22,481
[3]	Nissan Auto Receivables Owner Trust Series 2023-A	4.850%	6/17/30	8,390	8,417
[3,4,5]	Pepper Residential Securities Trust No. 23 Series 23A, SOFR + 1.064%	6.385%	8/18/60	69	69
[3,4]	PFS Financing Corp. Series 2023-B	5.270%	5/15/28	4,440	4,458
[3,4]	PFS Financing Corp. Series 2023-C	5.520%	10/15/28	7,230	7,257
[3,4]	Porsche Financial Auto Securitization Trust Series 2023-1A	4.720%	6/23/31	6,550	6,536
[3,4]	Porsche Financial Auto Securitization Trust Series 2023-2A	5.790%	11/24/31	7,430	7,626
[3,4]	Progress Residential Trust Series 2022-SFR3	3.200%	4/17/39	4,015	3,743
[3,4]	Progress Residential Trust Series 2022-SFR5	4.451%	6/17/39	3,898	3,774
[3,4]	RESIMAC Premier Series 2020-1A	1.274%	2/7/52	538	530
[3]	Santander Drive Auto Receivables Trust Series 2023-6	5.930%	7/17/28	4,400	4,465
[3,4]	SBNA Auto Lease Trust Series 2023-A	6.520%	4/20/28	8,750	8,944
[3,4]	SCCU Auto Receivables Trust Series 2023-1A	5.700%	8/15/29	1,870	1,884
[3,4]	SCOTT Trust Series 2023-SFS	5.910%	3/15/40	310	312
[3,4]	SFS Auto Receivables Securitization Trust Series 2023-1A	5.470%	12/20/29	3,820	3,893
[3,4]	SMB Private Education Loan Trust Series 2016-A	2.700%	5/15/31	42	42
[3,4]	SMB Private Education Loan Trust Series 2017-B	2.820%	10/15/35	182	175
[3,4]	SMB Private Education Loan Trust Series 2018-B	3.600%	1/15/37	434	421
[3,4]	SMB Private Education Loan Trust Series 2018-C	3.630%	11/15/35	873	852
[3,4]	SoFi Professional Loan Program LLC Series 2017-D	2.650%	9/25/40	70	67
[3,4]	SoFi Professional Loan Program LLC Series 2017-F	2.840%	1/25/41	76	74
[3]	Synchrony Card Funding LLC Series 2022-A1	3.370%	4/15/28	7,400	7,231
[3]	Synchrony Card Funding LLC Series 2023-A1	5.540%	7/15/29	8,450	8,597
[3]	Synchrony Card Funding LLC Series 2023-A2	5.740%	10/15/29	47,910	49,159
[3,4]	Tesla Auto Lease Trust Series 2023-A	5.940%	7/20/27	5,920	5,939
[3,4]	Tesla Auto Lease Trust Series 2023-B	6.220%	3/22/27	5,540	5,622
[3,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	6/20/28	8,790	8,848
[3,4]	Tesla Electric Vehicle Trust Series 2023-1	5.380%	2/20/29	3,150	3,175
[3,4]	Toyota Auto Loan Extended Note Trust Series 2020-1A	1.350%	5/25/33	13,400	12,748
[3,4]	Toyota Auto Loan Extended Note Trust Series 2021-1A	1.070%	2/27/34	32,040	29,446
[3,4]	Toyota Auto Loan Extended Note Trust Series 2022-1A	3.820%	4/25/35	25,700	24,993

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3,4]	Toyota Auto Loan Extended Note Trust Series 2023-1A	4.930%	6/25/36	5,940	5,989
[3]	Toyota Auto Receivables Owner Trust Series 2021-C	0.720%	1/15/27	13,070	12,231
[3]	Toyota Auto Receivables Owner Trust Series 2021-D	1.020%	3/15/27	6,900	6,439
[3]	Toyota Auto Receivables Owner Trust Series 2022-A	1.540%	5/17/27	14,960	14,046
[3]	Toyota Auto Receivables Owner Trust Series 2022-B	3.110%	8/16/27	12,010	11,579
[3]	Toyota Auto Receivables Owner Trust Series 2022-C	3.770%	2/15/28	10,960	10,692
[3]	Toyota Auto Receivables Owner Trust Series 2022-D	5.430%	4/17/28	13,400	13,624
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.630%	9/15/27	18,220	18,120
[3]	Toyota Auto Receivables Owner Trust Series 2023-A	4.420%	8/15/28	7,690	7,622
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.710%	2/15/28	17,310	17,292
[3]	Toyota Auto Receivables Owner Trust Series 2023-B	4.660%	9/15/28	17,330	17,311
[3]	Toyota Auto Receivables Owner Trust Series 2023-C	5.010%	2/15/29	3,120	3,150
[3,4]	Toyota Lease Owner Trust Series 2023-B	5.710%	12/20/27	10,400	10,526
[3,4]	Trafigura Securitisation Finance plc Series 2021-1A	1.080%	1/15/25	15,430	14,788
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.418%	12/15/50	3,765	3,527
[3]	UBS Commercial Mortgage Trust Series 2017-C7	3.679%	12/15/50	1,495	1,378
[3,4]	UBS-BAMLL Trust Series 2012-WRM	3.663%	6/10/30	75	69
[3]	Verizon Master Trust Series 2022-6	3.670%	1/22/29	17,330	17,086
[3]	Verizon Master Trust Series 2023-1	4.490%	1/22/29	27,740	27,607
[3]	Verizon Master Trust Series 2023-2	4.890%	4/13/28	22,070	22,036
[3]	Verizon Master Trust Series 2023-4	5.160%	6/20/29	22,400	22,674
[3,4]	Verizon Master Trust Series 2023-6	5.350%	9/22/31	13,080	13,536
[3]	Verizon Master Trust Series 2023-7	5.670%	11/20/29	15,560	15,983
[3]	Volkswagen Auto Lease Trust Series 2023-A	5.800%	4/20/28	6,540	6,609
[3]	Volkswagen Auto Loan Enhanced Trust Series 2021-1	1.260%	10/20/28	9,200	8,685
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.020%	6/20/28	14,850	14,928
[3]	Volkswagen Auto Loan Enhanced Trust Series 2023-1	5.010%	1/22/30	6,040	6,078
[3,4]	Volvo Financial Equipment LLC Series 2020-1A	0.600%	3/15/28	3,399	3,334
[3]	Wells Fargo Commercial Mortgage Trust Series 2015-C30	3.664%	9/15/58	700	677
[3]	Wells Fargo Commercial Mortgage Trust Series 2016-C32	3.560%	1/15/59	900	863
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C38	3.453%	7/15/50	520	489
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C39	3.157%	9/15/50	190	176
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.317%	10/15/50	600	564
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C40	3.581%	10/15/50	1,160	1,095

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Wells Fargo Commercial Mortgage Trust Series 2017-C41	3.472%	11/15/50	1,430	1,343
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C46	4.152%	8/15/51	235	223
[3]	Wells Fargo Commercial Mortgage Trust Series 2018-C48	4.245%	1/15/52	273	266
[3]	Wells Fargo Commercial Mortgage Trust Series 2020-C58	1.849%	7/15/53	1,400	1,222
[3]	WFRBS Commercial Mortgage Trust Series 2014-C21	3.410%	8/15/47	124	123
[3]	WFRBS Commercial Mortgage Trust Series 2014-LC14	4.045%	3/15/47	31	31
[3,4]	Wheels SPV 2 LLC Series 2020-1A	0.620%	8/20/29	1,394	1,389
[3]	World Omni Auto Receivables Trust Series 2021-D	1.100%	11/15/27	8,060	7,500
[3]	World Omni Auto Receivables Trust Series 2022-A	1.900%	3/15/28	13,580	12,762
[3]	World Omni Auto Receivables Trust Series 2022-B	3.440%	3/15/28	14,430	14,032
[3]	World Omni Auto Receivables Trust Series 2022-C	3.680%	9/15/28	11,930	11,599
[3]	World Omni Auto Receivables Trust Series 2022-D	5.700%	2/15/29	8,200	8,421
[3]	World Omni Auto Receivables Trust Series 2023-A	4.660%	5/15/29	10,350	10,314
[3]	World Omni Auto Receivables Trust Series 2023-B	4.680%	5/15/29	5,610	5,592
[3]	World Omni Auto Receivables Trust Series 2023-C	5.030%	11/15/29	3,060	3,085
[3]	World Omni Auto Receivables Trust Series 2023-D	5.850%	8/15/29	6,230	6,460
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $2,349,743)					2,333,798
Corporate Bonds (31.0%)
Communications (0.5%)
[6]	Comcast Corp.	0.000%	9/14/26	3,839	3,911
	Meta Platforms Inc.	3.500%	8/15/27	11,674	11,363
[4]	NTT Finance Corp.	1.162%	4/3/26	22,891	21,133
					36,407
Consumer Discretionary (0.9%)
[3]	American Honda Finance Corp.	5.800%	10/3/25	7,445	7,578
[3]	American Honda Finance Corp.	5.250%	7/7/26	11,495	11,700
[6]	American Honda Finance Corp.	3.750%	10/25/27	5,100	5,778
[4]	Mercedes-Benz Finance North America LLC	5.375%	8/1/25	7,970	8,047
[4]	Mercedes-Benz Finance North America LLC	5.200%	8/3/26	4,590	4,651
[3,6]	Toyota Finance Australia Ltd.	0.064%	1/13/25	2,400	2,555
[3,7]	Toyota Finance Australia Ltd.	4.450%	4/6/26	8,660	5,866
[3]	Toyota Motor Credit Corp.	1.800%	2/13/25	3,167	3,063
	Toyota Motor Credit Corp.	5.600%	9/11/25	6,355	6,462
	Toyota Motor Credit Corp.	4.450%	5/18/26	6,215	6,206
					61,906
Consumer Staples (1.8%)
[3]	Anheuser-Busch Cos. LLC	3.650%	2/1/26	22,313	21,901
[4]	Cargill Inc.	4.500%	6/24/26	3,340	3,332
[6]	CK Hutchison Europe Finance 18 Ltd.	1.250%	4/13/25	2,790	2,975
[6]	Coca-Cola Co.	1.875%	9/22/26	1,550	1,661
	Kimberly-Clark Corp.	3.050%	8/15/25	7,920	7,718

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Nestle Holdings Inc.	4.000%	9/12/25	10,000	9,917
[4]	Nestle Holdings Inc.	5.250%	3/13/26	2,640	2,683
[3,6]	PepsiCo Inc.	2.625%	4/28/26	2,117	2,307
	PepsiCo Inc.	5.125%	11/10/26	2,945	3,008
	Philip Morris International Inc.	5.000%	11/17/25	20,175	20,268
	Philip Morris International Inc.	4.875%	2/13/26	47,570	47,705
[3,6]	Unilever Finance Netherlands BV	1.250%	3/25/25	2,400	2,583
					126,058
Energy (0.6%)
[3]	BP Capital Markets America Inc.	3.119%	5/4/26	8,354	8,084
	EOG Resources Inc.	4.150%	1/15/26	1,460	1,446
[3]	Harvest Operations Corp.	1.000%	4/26/24	4,125	4,069
[3]	SA Global Sukuk Ltd.	0.946%	6/17/24	23,812	23,326
[3,6]	Shell International Finance BV	2.500%	3/24/26	2,117	2,309
					39,234
Financials (22.6%)
	American Express Co.	3.950%	8/1/25	57,596	56,677
	American Express Co.	4.990%	5/1/26	12,500	12,471
	American Express Co.	5.389%	7/28/27	15,850	16,036
	Australia & New Zealand Banking Group Ltd.	5.088%	12/8/25	10,000	10,058
[3,5,7]	Australia & New Zealand Banking Group Ltd., 3M Australian Bank Bill Rate + 0.920%	5.267%	11/4/25	5,700	3,906
[3]	Bank of America Corp.	1.530%	12/6/25	10,000	9,612
[3]	Bank of America Corp.	2.015%	2/13/26	9,753	9,370
[3]	Bank of America Corp.	3.384%	4/2/26	14,500	14,113
[3]	Bank of America Corp.	1.319%	6/19/26	8,693	8,182
[3]	Bank of America Corp.	4.827%	7/22/26	44,610	44,279
[3]	Bank of America Corp.	1.197%	10/24/26	10,000	9,288
	Bank of America Corp.	5.080%	1/20/27	20,817	20,780
	Bank of America NA	5.650%	8/18/25	25,000	25,321
	Bank of Montreal	5.300%	6/5/26	9,000	9,088
	Bank of New York Mellon Corp.	4.414%	7/24/26	15,910	15,742
[3]	Bank of New York Mellon Corp.	1.050%	10/15/26	16,400	14,855
	Bank of New York Mellon Corp.	4.947%	4/26/27	20,000	19,996
[3]	Bank of New York Mellon Corp.	3.250%	5/16/27	3,420	3,278
[3]	Bank of Nova Scotia	3.450%	4/11/25	16,200	15,864
	Bank of Nova Scotia	5.450%	6/12/25	37,680	37,850
	Bank of Nova Scotia	4.750%	2/2/26	15,000	14,973
	Bank of Nova Scotia	1.350%	6/24/26	8,125	7,467
[6]	Berkshire Hathaway Inc.	0.000%	3/12/25	2,400	2,549
[6]	Berkshire Hathaway Inc.	1.125%	3/16/27	900	936
	Canadian Imperial Bank of Commerce	5.144%	4/28/25	15,000	15,005
	Canadian Imperial Bank of Commerce	3.945%	8/4/25	3,000	2,954
	Canadian Imperial Bank of Commerce	5.926%	10/2/26	20,000	20,561
	Canadian Imperial Bank of Commerce	3.450%	4/7/27	6,200	5,960
	Charles Schwab Corp.	1.150%	5/13/26	10,000	9,170
	Chubb INA Holdings Inc.	3.350%	5/3/26	6,240	6,073
[3]	Citibank NA	5.488%	12/4/26	4,000	4,074
	Commonwealth Bank of Australia	5.316%	3/13/26	5,000	5,069
[3,5,7]	Commonwealth Bank of Australia, 3M Australian Bank Bill Rate + 0.750%	5.130%	8/17/26	10,000	6,818
[3]	Cooperatieve Rabobank UA	3.375%	5/21/25	2,320	2,275
	Credit Suisse AG	1.250%	8/7/26	2,000	1,814
	Credit Suisse AG	5.000%	7/9/27	4,910	4,910
[4]	Danske Bank A/S	0.976%	9/10/25	3,360	3,251
[4]	F&G Global Funding	1.750%	6/30/26	2,361	2,135

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Fifth Third Bank NA	3.950%	7/28/25	12,299	12,037
[3]	HSBC Holdings plc	2.633%	11/7/25	2,900	2,827
	HSBC Holdings plc	4.180%	12/9/25	2,100	2,072
	HSBC Holdings plc	2.999%	3/10/26	19,530	18,945
[3]	HSBC Holdings plc	1.645%	4/18/26	7,445	7,076
[3]	HSBC Holdings plc	2.099%	6/4/26	3,000	2,856
[3]	HSBC Holdings plc	4.292%	9/12/26	1,130	1,106
	HSBC Holdings plc	7.336%	11/3/26	10,000	10,385
	HSBC Holdings plc	5.887%	8/14/27	19,000	19,268
	HSBC Holdings plc	7.390%	11/3/28	5,425	5,813
	HSBC USA Inc.	5.625%	3/17/25	22,670	22,795
	Huntington National Bank	5.699%	11/18/25	1,733	1,719
	Intercontinental Exchange Inc.	4.000%	9/15/27	5,000	4,912
	JPMorgan Chase & Co.	1.561%	12/10/25	15,000	14,442
	JPMorgan Chase & Co.	5.546%	12/15/25	24,250	24,270
	JPMorgan Chase & Co.	2.595%	2/24/26	1,220	1,182
[3]	JPMorgan Chase & Co.	2.005%	3/13/26	10,000	9,607
[3]	JPMorgan Chase & Co.	2.083%	4/22/26	24,280	23,268
	JPMorgan Chase & Co.	4.080%	4/26/26	18,500	18,205
	JPMorgan Chase & Co.	3.200%	6/15/26	10,000	9,652
	JPMorgan Chase & Co.	1.045%	11/19/26	12,980	12,019
[3]	JPMorgan Chase & Co.	3.960%	1/29/27	10,000	9,769
	JPMorgan Chase & Co.	1.040%	2/4/27	10,000	9,187
	JPMorgan Chase & Co.	1.578%	4/22/27	15,000	13,842
	JPMorgan Chase & Co.	6.070%	10/22/27	20,000	20,578
	JPMorgan Chase & Co.	4.851%	7/25/28	6,728	6,729
[4]	Macquarie Bank Ltd.	5.208%	6/15/26	3,472	3,490
	Manufacturers & Traders Trust Co.	4.650%	1/27/26	23,260	22,766
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	8,260	8,030
	Mitsubishi UFJ Financial Group Inc.	2.193%	2/25/25	2,711	2,619
	Mitsubishi UFJ Financial Group Inc.	1.412%	7/17/25	14,812	13,989
	Mitsubishi UFJ Financial Group Inc.	0.962%	10/11/25	3,900	3,761
	Mitsubishi UFJ Financial Group Inc.	5.719%	2/20/26	9,060	9,098
	Mitsubishi UFJ Financial Group Inc.	3.850%	3/1/26	4,735	4,624
	Mitsubishi UFJ Financial Group Inc.	3.837%	4/17/26	200	196
	Mitsubishi UFJ Financial Group Inc.	5.541%	4/17/26	7,800	7,821
	Morgan Stanley	0.790%	5/30/25	16,600	16,226
[3]	Morgan Stanley	4.000%	7/23/25	24,556	24,208
[3]	Morgan Stanley	1.164%	10/21/25	10,000	9,629
[3]	Morgan Stanley	2.630%	2/18/26	5,720	5,536
[3]	Morgan Stanley	2.188%	4/28/26	15,000	14,406
[6]	Morgan Stanley	2.103%	5/8/26	1,333	1,438
	Morgan Stanley	4.679%	7/17/26	31,223	30,934
	Morgan Stanley	6.138%	10/16/26	8,000	8,146
	Morgan Stanley	5.050%	1/28/27	10,120	10,129
[3]	Morgan Stanley	1.512%	7/20/27	3,630	3,317
[3]	Morgan Stanley Bank NA	4.754%	4/21/26	11,700	11,693
[4]	National Securities Clearing Corp.	0.750%	12/7/25	10,000	9,253
	Northern Trust Corp.	4.000%	5/10/27	4,300	4,241
[3]	PNC Bank NA	3.250%	6/1/25	8,470	8,248
	PNC Financial Services Group Inc.	5.671%	10/28/25	5,000	4,996
	PNC Financial Services Group Inc.	5.812%	6/12/26	35,810	36,062
	PNC Financial Services Group Inc.	1.150%	8/13/26	1,300	1,182
	PNC Financial Services Group Inc.	4.758%	1/26/27	10,000	9,921
	PNC Financial Services Group Inc.	6.615%	10/20/27	5,000	5,189
	PNC Financial Services Group Inc.	5.354%	12/2/28	2,100	2,126
	Progressive Corp.	2.500%	3/15/27	2,100	1,971
[3]	Royal Bank of Canada	1.150%	6/10/25	10,000	9,483

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Royal Bank of Canada	4.875%	1/12/26	20,000	20,057
[3]	Royal Bank of Canada	1.150%	7/14/26	5,350	4,894
[3]	Royal Bank of Canada	5.200%	7/20/26	30,000	30,328
	Royal Bank of Canada	3.625%	5/4/27	2,100	2,029
	State Street Corp.	3.550%	8/18/25	10,000	9,817
[3]	State Street Corp.	2.354%	11/1/25	2,653	2,585
	State Street Corp.	4.857%	1/26/26	11,970	11,901
	State Street Corp.	2.901%	3/30/26	15,273	14,832
	State Street Corp.	5.104%	5/18/26	15,000	15,010
	State Street Corp.	2.650%	5/19/26	300	287
	State Street Corp.	5.272%	8/3/26	49,330	50,019
	Sumitomo Mitsui Financial Group Inc.	1.474%	7/8/25	21,853	20,682
	Sumitomo Mitsui Financial Group Inc.	5.464%	1/13/26	4,200	4,235
	Sumitomo Mitsui Financial Group Inc.	5.880%	7/13/26	21,540	22,035
[4]	Sumitomo Mitsui Trust Bank Ltd.	2.550%	3/10/25	3,450	3,342
[4]	Sumitomo Mitsui Trust Bank Ltd.	5.650%	3/9/26	7,000	7,092
[3]	Toronto-Dominion Bank	0.750%	9/11/25	4,100	3,826
	Toronto-Dominion Bank	5.103%	1/9/26	10,000	10,069
[3]	Toronto-Dominion Bank	5.532%	7/17/26	29,230	29,791
[3]	Toronto-Dominion Bank	1.250%	9/10/26	24,300	22,203
[3,6]	Toronto-Dominion Bank	2.551%	8/3/27	1,700	1,837
	Truist Financial Corp.	4.000%	5/1/25	3,083	3,030
[3]	Truist Financial Corp.	3.700%	6/5/25	15,000	14,670
[3]	Truist Financial Corp.	4.260%	7/28/26	3,010	2,950
[3]	Truist Financial Corp.	5.900%	10/28/26	20,000	20,198
[3]	Truist Financial Corp.	6.047%	6/8/27	11,990	12,205
	UBS AG	5.800%	9/11/25	30,000	30,354
[3,5,7]	UBS AG, 3M Australian Bank Bill Rate + 0.870%	5.212%	7/30/25	15,000	10,201
	US Bancorp	1.450%	5/12/25	1,610	1,534
[3]	US Bancorp	3.950%	11/17/25	4,105	4,041
[3]	US Bancorp	3.100%	4/27/26	3,000	2,876
	US Bancorp	5.727%	10/21/26	33,330	33,548
[3]	US Bank NA	2.050%	1/21/25	990	958
	Visa Inc.	3.150%	12/14/25	28,608	27,913
[6]	Visa Inc.	1.500%	6/15/26	2,865	3,056
[3]	Wells Fargo & Co.	3.550%	9/29/25	8,788	8,593
[3]	Wells Fargo & Co.	4.540%	8/15/26	9,074	8,984
[3]	Wells Fargo Bank NA	5.450%	8/7/26	35,000	35,570
[3,5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.750%	5.138%	2/16/26	5,300	3,617
[3,5,7]	Westpac Banking Corp., 3M Australian Bank Bill Rate + 0.950%	5.369%	11/11/25	1,400	960
[3,6]	Westpac Securities NZ Ltd.	0.427%	12/14/26	2,100	2,130
					1,576,308
Health Care (2.7%)
	AbbVie Inc.	2.950%	11/21/26	5,000	4,795
	AstraZeneca plc	3.375%	11/16/25	14,690	14,374
	Novartis Capital Corp.	3.000%	11/20/25	20,000	19,462
	Pfizer Investment Enterprises Pte. Ltd.	4.450%	5/19/26	99,050	98,779
[4]	Roche Holdings Inc.	3.000%	11/10/25	15,000	14,591
[4]	Roche Holdings Inc.	5.265%	11/13/26	16,000	16,410
	Thermo Fisher Scientific Inc.	5.000%	12/5/26	4,000	4,065
	UnitedHealth Group Inc.	3.750%	7/15/25	11,250	11,091
	UnitedHealth Group Inc.	1.150%	5/15/26	1,845	1,709
					185,276
Industrials (1.0%)
	Canadian National Railway Co.	2.750%	3/1/26	1,065	1,026

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Caterpillar Financial Services Corp.	4.350%	5/15/26	5,625	5,614
	General Dynamics Corp.	3.250%	4/1/25	1,735	1,701
[3]	John Deere Capital Corp.	4.750%	6/8/26	8,030	8,087
	Lockheed Martin Corp.	3.550%	1/15/26	12,190	11,978
[4]	Siemens Financieringsmaatschappij NV	1.200%	3/11/26	3,325	3,091
	Tyco Electronics Group SA	4.500%	2/13/26	28,933	28,833
	Union Pacific Corp.	3.250%	8/15/25	3,345	3,271
	Union Pacific Corp.	2.750%	3/1/26	10,000	9,635
					73,236
Materials (0.2%)
	Air Products and Chemicals Inc.	1.500%	10/15/25	7,760	7,346
[4]	Georgia-Pacific LLC	3.600%	3/1/25	7,425	7,295
					14,641
Real Estate (0.4%)
[3]	AvalonBay Communities Inc.	3.450%	6/1/25	3,035	2,972
	Camden Property Trust	5.850%	11/3/26	4,000	4,122
	Public Storage Operating Co.	1.500%	11/9/26	2,200	2,022
	Realty Income Corp.	3.875%	4/15/25	10,000	9,832
[3,8]	Realty Income Corp.	1.875%	1/14/27	697	815
[8]	Realty Income Corp.	1.125%	7/13/27	1,300	1,463
	Simon Property Group LP	3.500%	9/1/25	10,000	9,779
					31,005
Technology (0.1%)
	Intel Corp.	4.875%	2/10/26	3,315	3,339
	Intuit Inc.	0.950%	7/15/25	5,000	4,712
					8,051
Utilities (0.2%)
	Commonwealth Edison Co.	2.550%	6/15/26	1,495	1,424
	Florida Power & Light Co.	2.850%	4/1/25	900	878
[4]	Korea East-West Power Co. Ltd.	3.600%	5/6/25	3,565	3,497
[3]	PG&E Recovery Funding LLC	5.045%	7/15/32	3,526	3,553
	Wisconsin Public Service Corp.	5.350%	11/10/25	2,425	2,446
					11,798
Total Corporate Bonds (Cost $2,170,086)					2,163,920
Sovereign Bonds (3.1%)
[3,4]	Airport Authority Hong Kong	4.875%	1/12/26	4,310	4,332
[3,4,9]	Bank Gospodarstwa Krajowego	6.250%	10/31/28	1,000	1,056
	Corp. Andina de Fomento	1.250%	10/26/24	20,743	20,063
	Equinor ASA	1.750%	1/22/26	5,000	4,730
	Export-Import Bank of Korea	1.250%	1/18/25	55,000	53,016
	Export-Import Bank of Korea	3.250%	11/10/25	25,000	24,330
	Export-Import Bank of Korea	4.875%	1/11/26	6,750	6,763
[3]	Korea Development Bank	1.750%	2/18/25	7,000	6,765
	Korea Development Bank	2.000%	2/24/25	20,000	19,364
[3]	Korea Electric Power Corp.	3.625%	6/14/25	18,667	18,313
[3]	Korea National Oil Corp.	0.875%	10/5/25	5,000	4,659
[3]	QatarEnergy	1.375%	9/12/26	7,798	7,170
[3]	Republic of Chile	2.750%	1/31/27	7,645	7,210
[3]	Saudi Arabian Oil Co.	2.875%	4/16/24	13,170	13,038
[3,4]	Tokyo Metropolitan Government	0.750%	7/16/25	21,000	19,704
[4]	Tokyo Metropolitan Government	4.625%	6/1/26	3,840	3,830
Total Sovereign Bonds (Cost $222,363)					214,343

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Taxable Municipal Bonds (1.1%)
	Florida State Board of Administration Finance Corp. Revenue	1.258%	7/1/25	56,750	53,846
	University of California Revenue	0.883%	5/15/25	27,000	25,615
Total Taxable Municipal Bonds (Cost $83,750)					79,461
				Shares
Temporary Cash Investments (4.1%)
Money Market Fund (1.3%)
[10]	Vanguard Market Liquidity Fund	5.435%		888,993	88,882
			Maturity Date	Face Amount ($000)
U.S. Government and Agency Obligations (2.8%)
	United States Treasury Bill	4.995%	11/29/24	205,000	196,360
Total Temporary Cash Investments (Cost $284,855)					285,242
Total Investments (99.3%) (Cost $6,948,515)					6,923,144
Other Assets and Liabilities—Net (0.7%)					47,778
Net Assets (100%)					6,970,922
Cost is in $000.
1	Securities with a value of $3,085,000 have been segregated as initial margin for open futures contracts.
2	Securities with a value of $505,000 have been segregated as collateral for open forward currency contracts and over-the-counter swap contracts.
3	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
4	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2023, the aggregate value was $774,772,000, representing 11.1% of net assets.
5	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
6	Face amount denominated in euro.
7	Face amount denominated in Australian dollars.
8	Face amount denominated in British pounds.
9	Guaranteed by the Republic of Poland.
10	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

3M—3-month.
REMICS—Real Estate Mortgage Investment Conduits.
SOFR—Secured Overnight Financing Rate.
SOFR30A—30 Day Average Secured Overnight Financing Rate.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	March 2024	1,546	318,343	1,309
10-Year U.S. Treasury Note	March 2024	637	71,911	2,206
Ultra 10-Year U.S. Treasury Note	March 2024	35	4,130	168
Ultra Long U.S. Treasury Bond	March 2024	57	7,615	368
				4,051

Short Futures Contracts
5-Year U.S. Treasury Note	March 2024	(495)	(53,843)	(621)
AUD 3-Year Treasury Bond	March 2024	(65)	(4,733)	(42)
Euro-Bobl	March 2024	(149)	(19,620)	(265)
Euro-Schatz	March 2024	(13)	(1,529)	(7)
Long Gilt	March 2024	(11)	(1,439)	(93)
Long U.S. Treasury Bond	March 2024	(33)	(4,123)	(293)
				(1,321)
				2,730

Forward Currency Contracts
	Contract Settlement Date	Contract Amount (000)				Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Counterparty			Receive		Deliver
Standard Chartered Bank	1/30/24	AUD	2,515	USD	1,686	29	—
Royal Bank of Canada	1/30/24	GBP	1,651	USD	2,085	19	—
Toronto-Dominion Bank	1/30/24	USD	33,311	AUD	49,576	—	(504)
Deutsche Bank AG	1/30/24	USD	35,812	EUR	32,646	—	(270)
Morgan Stanley Capital Services LLC	1/30/24	USD	255	EUR	232	—	(2)
Toronto-Dominion Bank	1/30/24	USD	190	EUR	172	—	—
UBS AG	1/30/24	USD	2,586	GBP	2,027	1	—
Toronto-Dominion Bank	1/30/24	USD	2,121	GBP	1,693	—	(37)
						49	(813)
AUD—Australian dollar.
EUR—euro.
GBP—British pound.
USD—U.S. dollar.

Over-the-Counter Credit Default Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Periodic Premium Received (Paid)[1] (%)	Value ($000)	Remaining Up-Front Premium Paid (Received) ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
Credit Protection Sold/Moody's Rating
Republic of Chile/A2	12/20/28	GSI	1,316	1.000	30	21	9	—
1 Periodic premium received/paid quarterly.
GSI—Goldman Sachs International.
The notional amount represents the maximum potential amount the fund could be required to pay as a seller of credit protection if the reference entity was subject to a credit event.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
D. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased.

E. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
F. Forward Currency Contracts: The fund enters into forward currency contracts to protect the value of securities and related receivables and payables against changes in future foreign exchange rates. Risks associated with these types of forward currency contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the ability of the counterparties to fulfill their obligations under the contracts. The fund mitigates its counterparty risk by entering into forward currency contracts only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. The master netting arrangements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate the forward currency contracts, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. Fluctuations in the value of the contracts are recorded as an asset (liability).
G. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
H.   Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of December 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	1,846,380	—	1,846,380
Asset-Backed/Commercial Mortgage-Backed Securities	—	2,333,798	—	2,333,798
Corporate Bonds	—	2,163,920	—	2,163,920
Sovereign Bonds	—	214,343	—	214,343
Taxable Municipal Bonds	—	79,461	—	79,461
Temporary Cash Investments	88,882	196,360	—	285,242
Total	88,882	6,834,262	—	6,923,144

Derivative Financial Instruments
Assets
Futures Contracts[1]	4,051	—	—	4,051
Forward Currency Contracts	—	49	—	49
Swap Contracts	—	9	—	9
Total	4,051	58	—	4,109
Liabilities
Futures Contracts[1]	1,321	—	—	1,321
Forward Currency Contracts	—	813	—	813
Total	1,321	813	—	2,134
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.